Net Income (Loss) Per Share - Schedule of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Net income (loss)	$ 252	$ 87	$ 582	$ 82
Weighted average ordinary shares used to calculate basic net income (loss) per share (in shares)	1,052,000,000	1,027,000,000	1,049,000,000	1,026,000,000
Equity-classified shared-based awards (in shares)	12,000,000	22,000,000	13,000,000	14,000,000
Weighted average ordinary shares used to calculate diluted net income (loss) per share (in shares)	1,064,000,000	1,049,000,000	1,062,000,000	1,040,000,000
Income (loss) per share attributable to ordinary shareholders — basic
Net income (loss) per ordinary share - basic (in USD per share)	$ 0.24	$ 0.08	$ 0.56	$ 0.08
Income (loss) per share attributable to ordinary shareholders — diluted
Net income (loss) per ordinary share - diluted (in USD per share)	$ 0.24	$ 0.08	$ 0.55	$ 0.08